Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Income Tax Expense
The amounts of income tax expense in the statements of income for 2024, 2023 and 2022 are summarized as follows:

		2024	2023	2022
Current income tax expense 1	$	343	1,101	129
Deferred income tax (benefit) expense		(276)	103	39

	$	67	1,204	168

1	In 2024 includes minimum taxes which were not material (note 29.10).

Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities
As of December 31, 2024 and 2023, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

		2024	2023
Deferred tax assets:
Tax loss carryforwards and other tax credits	$	446	445
Accounts payable and accrued expenses		1,084	883
Intangible assets, net and other		130	203

Total deferred tax assets, gross		1,660	1,531
Presentation of net position by same legal entity		(987)	(1,168)

Total deferred tax asset, net in the statement of financial position		673	363

Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net		(1,298)	(1,470)
Investments and other assets		(237)	(141)

Total deferred tax liabilities, gross		(1,535)	(1,611)
Presentation of net position by same legal entity		987	1,168

Total deferred tax liabilities, net in the statement of financial position		(548)	(443)

Net deferred tax assets (liabilities)	$	125	(80)

Out of which:
Net deferred tax assets in Mexican entities	$	393	67
Net deferred tax liabilities in foreign entities		(268)	(147)

Net deferred tax assets (liabilities)	$	125	(80)

Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position
As of December 31, 2024 and 2023, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities:

	2024			2023

	Assets	Liabilities	Net	Assets	Liabilities	Net

Mexican entities	$518	(125)	393	$185	(118)	67
Foreign entities	155	(423)	(268)	178	(325)	(147)

	$673	(548)	125	$363	(443)	(80)

Summary of Breakdown of Changes in Consolidated Deferred Income Taxes
The breakdown of changes in consolidated deferred income taxes during 2024, 2023 and 2022 was as follows:

	2024	2023	2022

Deferred income tax (benefit) expense in the statement of income	$(276)	103	39
Deferred income tax expense (benefit) in stockholders’ equity	57	(6)	14
Reclassifications 1	14	—	7

Change in deferred income tax during the period	$(205)	97	60

1	In 2024 and 2022, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 4.2).

Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss
Current and/or deferred income tax relative to items of other comprehensive income during 2024, 2023 and 2022 were as follows:

		2024	2023	2022
Expense related to foreign exchange fluctuations from intercompany balances (note 21.2)	$	—	5	—
Expense (benefit) associated to actuarial results (note 21.2)		11	(5)	32
Expense (benefit) related to derivative financial instruments (note 17.4)		4	(41)	(30)
Expense from foreign currency translation and other effects		33	35	12

	$	48	(6)	14

Schedule of Consolidated Tax Loss and Tax Credits Carry Forwards Expire
As of December 31, 2024, consolidated tax loss and tax credits carryforwards expire as follows:

	Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards

2025	$26	18	8
2026	44	24	20
2027	50	18	32
2028	45	20	25
2029 and thereafter	6,348	4,668	1,680

	$6,513	4,748	1,765

Schedule of Effective Tax Rate Table
For the years ended December 31, 2024, 2023 and 2022, the effective consolidated income tax rates were as follows:

		2024	2023	2022

Earnings before income tax	$	980	1,323	570
Income tax expense		(67)	(1,204)	(168)

Effective consolidated income tax expense rate 1, 2		6.8%	91.0%	29.5%

1	The average effective tax rate equals the net amount of income tax benefit or expense divided by income or loss before income taxes, as these line items are reported in the statements of income.

2	Note 29.10 includes the statutory income tax rates of the main countries in which Cemex operates.

Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate
Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to Cemex, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of income, which in 2024, 2023 and 2022 were as follows:

	2024		2023		2022

	%	$	%	$	%	$

Mexican statutory tax rate	30.0%	294	30.0%	397	30.0%	171
Income tax penalties in Spain (note 20.4)	—	—	46.9%	620	—	—
Difference between accounting and tax expenses, net 1	(9.2)%	(90)	0.4%	6	48.4%	276
Non-taxable sale of equity securities and fixed assets 2	(10.6)%	(104)	(1.3)%	(17)	4.6%	26
Difference between book and tax inflation	6.1%	60	9.1%	120	38.1%	217
Differences in the income tax rates in the countries where Cemex operates 3	2.5%	24	7.7%	103	(8.4)%	(48)
Changes in deferred tax assets 4	(10.1)%	(99)	(4.3)%	(57)	(80.7)%	(460)
Changes in provisions for uncertain tax positions	1.1%	11	0.1%	1	(6.8)%	(39)
Others	(3.0)%	(29)	2.4%	31	4.3%	25

Effective consolidated income tax expense rate	6.8%	67	91.0%	1,204	29.5%	168

1	In 2022, includes $365 related to the effects of impairment charges during the period which are basically non-deductible for tax purposes (note 7).

2	In 2024, includes $72 related to non-taxable income from the sale of shares of subsidiaries and associates during the period.

3	Refers to the effects of the differences between the statutory income tax rate in Mexico of 30% and the applicable income tax rates of each country where Cemex operates.

4	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to Cemex’s tax loss carryforwards.

Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet
The following table compares the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2024 and 2023:

		2024		2023

		Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation

Tax loss carryforwards generated and not recognized during the year	$	—	89	—	45
Derecognition related to tax loss carryforwards recognized in prior years		(100)	—	(125)	—
Recognition related to unrecognized tax loss carryforwards		105	(186)	12	(105)
Foreign currency translation and other effects		(4)	(2)	(3)	3

Changes in deferred tax assets	$	1	(99)	(116)	(57)

Schedule of Unrecognized Tax Benefits	A summary of the beginning and ending balances of unrecognized tax benefits for the years ended December 31, 2024, 2023 and 2022, excluding interest and penalties, is as follows:

		2024	2023	2022

Balance of tax positions at beginning of the period	$	78	41	48
Additions for tax positions of prior periods		5	34	5
Additions for tax positions of current period		14	3	5
Reductions for tax positions related to prior periods and other items		(2)	(1)	(11)
Settlements and reclassifications		(31)	—	(4)
Expiration of the statute of limitations		(8)	(2)	(2)
Foreign currency translation effects		(5)	3	—

Balance of tax positions at end of the period	$	51	78	41